Average Annual Total Returns - Allspring Multi-Asset Funds - Classes A, C, Administrator, R6 & Institutional			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Absolute Return Fund | Absolute Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.59%	4.44%	6.02%
Absolute Return Fund | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%	11.72%
Absolute Return Fund | Bloomberg Global Aggregate Index Hedged (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%	2.39%
Absolute Return Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.91%	3.86%	3.45%
Performance Inception Date		Mar. 01, 2012
Absolute Return Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.17%	2.45%	2.40%
Performance Inception Date		Mar. 01, 2012
Absolute Return Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.21%	2.49%	2.34%
Performance Inception Date		Mar. 01, 2012
Absolute Return Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.21%	4.30%	3.47%
Performance Inception Date		Mar. 01, 2012
Absolute Return Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.43%	5.52%	4.51%
Performance Inception Date		Oct. 31, 2014
Absolute Return Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.41%	5.46%	4.43%
Performance Inception Date		Nov. 30, 2012
Asset Allocation Fund | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		22.34%	11.19%	11.72%
Asset Allocation Fund | Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.97%	7.15%	8.44%
Asset Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Asset Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Asset Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.54%	5.53%	6.82%
Performance Inception Date		Jul. 29, 1996
Asset Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.75%	3.35%	5.29%
Performance Inception Date		Jul. 29, 1996
Asset Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.70%	3.59%	4.99%
Performance Inception Date		Jul. 29, 1996
Asset Allocation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.28%	6.00%	6.87%
Performance Inception Date		Oct. 03, 2002
Asset Allocation Fund | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			15.40%	7.18%	7.83%
Performance Inception Date		Oct. 03, 2002
Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			15.57%	7.14%	7.82%
Performance Inception Date		Nov. 30, 2012
Real Return Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Real Return Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Real Return Fund | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		11.49%	3.85%	4.46%
Real Return Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.91%	3.15%	3.91%
Performance Inception Date		Feb. 28, 2003
Real Return Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	1.66%	2.77%
Performance Inception Date		Feb. 28, 2003
Real Return Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.51%	1.75%	2.53%
Performance Inception Date		Feb. 28, 2003
Real Return Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[5]		11.27%	4.50%	4.77%
Performance Inception Date	[5]	Oct. 31, 2016
Real Return Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]		11.21%	4.43%	4.72%
Performance Inception Date	[6]	Oct. 31, 2016

[1]
1.	Source: Allspring Funds Management, LLC. The Absolute Return Blended Index is comprised of 35% MSCI ACWI Index (Net), 35% Bloomberg U.S. TIPS Index, and 30% Bloomberg Global Aggregate Index (USD Hedged). You cannot invest directly in an index.

[2]
2.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[3]
1.	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is comprised of 65% MSCI ACWI Index (net) and 35% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.

[4]
3.	Source: Allspring Funds Management, LLC. Performance shown for the Real Return Blended Index since December 1, 2023 reflects a weighting of: 40% S&P 500 Index, 35% Bloomberg U.S. TIPS Index and 25% Bloomberg U.S. Aggregate Bond Index. Performance shown prior to December 1, 2023 reflects a weighting of: 100% Bloomberg U.S. TIPS Index. You cannot invest directly in an index.

[5]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the former Administrator Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.

[6]
2.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Administrator Class shares, and includes the higher expenses applicable to the former Administrator Class shares.